BORROWINGS (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
BANK BORROWINGS
Bank borrowings	$ 859,812,259	$ 929,904,076
Analysis as:
Short-term	655,925,862	588,765,154
Long-term, current portion	37,201,847	136,449,641
Subtotal for short-term	693,127,709	725,214,795
Long-term, non-current portion	103,611,101	142,653,448
Borrowings from non-banking institutions	63,073,449	62,035,833
Analysis as:
Short-term	14,708,285	53,297,709
Long-term, current portion	17,676,744
Long-term, non-current portion	30,688,420	8,738,124
Total	859,812,259	929,904,076
BORROWINGS
Secured short-term borrowings	194,070,677
Secured long-term borrowings	58,968,175
Carrying value of property, plant and equipment, which is kept as a security for borrowings	202,198,318
Carrying value of inventories, which is kept as a security for borrowings	49,715,280
Carrying value of prepaid land use rights, which is kept as a security for borrowings	5,248,225
Carrying value of project assets, which is kept as a security for borrowings	80,616,777
Credit facility
BORROWINGS
Maximum bank credit facilities granted	760,604,494
Available amount of bank credit facilities	174,207,112
Credit facility | Due dates beyond December 31, 2014
BORROWINGS
Amount drawn of bank credit facilities granted	64,585,507
Credit facility | Repayment due in 2015
BORROWINGS
Amount drawn of bank credit facilities granted	521,811,874
Non-binding bank credit facilities
BORROWINGS
Maximum bank credit facilities granted	416,020,871
Available amount of bank credit facilities	63,610,497
Non-binding bank credit facilities | Repayment due in 2015
BORROWINGS
Amount drawn of bank credit facilities granted	$ 352,410,374